DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
Schedule of Derivative Instruments Activity

Activity for derivative warrant instruments during the six months ended December 31, 2012 was as follows:

		Initial valuation
		of derivative		Increase
		liabilities upon		(decrease) in
	Balance at	issuance of new		fair value of	Exercise	Balance at
	June 30,	warrants during	Modification	derivative	of	December 31,
	2012	the period	expense	liabilities	warrants	2012
2009 Unit Offering warrants	$872,212	$-	$-	$(440,121)	$-	$432,091
First 2010 Unit Offering warrants	1,640,644	-	-	(1,082,552)	-	558,092
Second 2010 Unit Offering warrants	237,426	-	-	(146,641)		90,785
Third 2010 Unit Offering warrants	512,341	-	-	(309,573)	-	202,768
Incentive warrants	579,760	-	-	(351,914)	-	227,846
2011 Unit Offering warrants	1,495,038	-	-	(1,158,239)	-	336,799
Lender warrants	274,386	-	-	(196,749)	-	77,637
Warrants for advisory services and Arranger warrants	83,210	-	-	(65,459)	-	17,751
POSCAN warrants	1,958,911	4,478,014	171,150	(2,489,458)	-	4,118,617
	$7,653,928	$4,478,014	$171,150	$(6,240,706)	$-	$6,062,386

Warrant Modification Expense

The Company measured the modified warrants using a modified lattice valuation model, below is the summary of the valuation:

Fair value of Warrant on August 17, 2012 with exercise price $0.40 and stock price $0.069	$1,091,513
Fair value of Warrant on August 18, 2012 with exercise price $0.21 and stock price $0.067	1,262,663
Modification expense	$171,150

Activity for derivative warrant instruments during the six months ended December 31, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	December 31,
	2011	the period	liabilities	Warrants	2011
2009 Unit Offering warrants	$3,854,119	$-	$(2,588,538)	$-	$1,265,581
First 2010 Unit Offering warrants	2,911,244	-	(1,849,599)	-	1,061,645
Second 2010 Unit Offering warrants	1,800,265	-	(1,094,991)	(590,462)	114,812
Third 2010 Unit Offering warrants	1,156,744	-	(858,869)	-	297,875
Incentive warrants	1,072,441	-	(738,036)	-	334,405
2011 Unit Offering warrants	3,736,897	-	(2,556,631)	-	1,180,266
Lender warrants	523,234	-	(375,767)	-	147,467
Warrants for advisory services and Arranger warrants	189,810	-	(136,900)	-	52,910
POSCAN warrants	-	3,779,978	(1,404,228)	-	2,375,750
	$15,244,754	$3,779,978	$(11,603,559)	$(590,462)	$6,830,711

Activity for derivative warrant instruments during the year ended June 30, 2012, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2011	the period	Liability	warrants	2012
2009 Unit Offering warrants	$3,854,119	$-	$(2,981,907)	$-	$872,212
First 2010 Unit Offering warrants	2,911,244	-	(1,270,600)	-	1,640,644
Second 2010 Unit Offering warrants	1,800,265	-	(972,377)	(590,462)	237,426
Third 2010 Unit Offering warrants	1,156,744	-	(644,403)	-	512,341
Incentive warrants	1,072,441	-	(492,681)	-	579,760
2011 Unit Offering warrants	3,736,897	-	(2,241,859)	-	1,495,038
Lender warrants	523,234	-	(248,848)	-	274,386
Warrants for advisory services
and Arranger warrants	189,810	-	(106,600)	-	83,210
POSCAN warrants	-	3,779,978	(1,821,067)	-	1,958,911
	$15,244,754	$3,779,978	$(10,780,342)	$(590,462)	$7,653,928

During the year ended June 30, 2012, 4,200,000 warrants were exercised for aggregate proceeds of $210,000. The Company reduced the derivative liability by $590,462 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

Activity for derivative warrant instruments during the year ended June 30, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2010	the period	Liability	warrants	2011
2009 Unit Offering warrants	$6,313,769	$-	$(2,459,650)	$-	$3,854,119
First 2010 Unit Offering warrants	1,715,959	236,937	958,348	-	2,911,244
Second 2010 Unit Offering warrants	-	151,360	4,231,216	(2,582,311)	1,800,265
Third 2010 Unit Offering warrants	-	757,772	2,421,207	(2,022,235)	1,156,744
Incentive warrants	-	1,068,320	4,121	-	1,072,441
2011 Unit Offering warrants	-	2,142,276	1,594,621	-	3,736,897
Lender warrants	-	1,132,000	(608,766)	-	523,234
Warrants for advisory services and Arranger warrants	-	214,760	(24,950)	-	189,810
	$8,029,728	$5,703,425	$6,116,147	$(4,604,546)	$15,244,754

Schedule of Warrants Modified Lattice Valuation Model

The Company measured the modified warrants using a modified lattice valuation model, below is the summary of the valuation:

Fair value of Warrant on August 17, 2012 with exercise price $0.40 and stock price $0.069	$1,091,513
Fair value of Warrant on August 18, 2012 with exercise price $0.21 and stock price $0.067	1,262,663
Modification expense	$171,150

Schedule of Assumptions Used in Valuation of Derivative Warrant Instruments

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the six months ended December 31, 2012 and 2011, respectively, and as of December 31, 2012 and 2011, respectively:

	Initial	Initial
	valuations -	valuations -	Valuation as of	Valuation as of
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	62,499,938	38,095,300	160,395,482	89,284,712
Market value of common stock on measurement date (1)	$0.07	$0.145	$0.059	$0.067
Adjusted exercise price	$0.21	$0.40	$0.05-0.38	$0.05-0.48
Risk free interest rate (2)	0.31%	0.42%	0.21%-0.36%	0.36%-0.83%
Warrant lives in years	3.0	3.0	1.26-3.33	2.30-4.20
Expected volatility (3)	182%	205%	135%-144%	179%-217%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	25%	100%	25%	100%
Range of percentage of existing shares offered (7)	15%-31%	10%-31%	8%-24%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.21-$0.45	$0.15-$0.45	$0.15-$0.50

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 2, 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	The historical trading volatility was determined by the Company's trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 25% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 8% and 24% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the years ended June 30, 2012 and June 30, 2011, respectively, and as of June 30, 2012, and June 30, 2011, respectively:

	Initial	Initial
	Valuations -	Valuations -
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	38,095,300	46,750,323	89,284,712	54,200,565
Market value of common stock on measurement date (1)	$0.145	$0.12-$0.43	$0.09	$0.23
Adjusted exercise price	$0.40	$0.05-$0.50	$0.05-$0.48	$0.05-$0.54
Risk free interest rate (2)	0.42%	0.67%-2.20%	0.33%-0.49%	0.81%-1.76%
Warrant lives in years	3.0	2.8-5.0	1.8-3.8	2.8-4.7
Expected volatility (3)	205%	151%-197%	132%-241%	169%-197%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	100%	100%	100%	100%
Range of percentage of existing shares offered (7)	10%-31%	10%-31%	10%-31%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.25-$1.50	$0.15-$0.50	$0.25-$0.45

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 100% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 10% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.